UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli            New York, New York           November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $100,033
                                        (thousands)


List of Other Included Managers:

No. Form 13F File Number Name

1. 028-11767 Cibelli Capital Management LLC

2. 028-11691 Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE
                               TITLE OF                       VALUE     SHRS OR   SH/ PUT/  INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP       (X$1000)   PRN AMT   PRN CALL  DSCRTN   MGRS  SOLE    SHARED       NONE
1-800 CONTACTS INC             COM               681977104   17,105    1,141,120  SH        SHARED   1, 2        1,141,120
ACACIA RESH CORP               ACACIA TCH COM    003881307    4,643      409,089  SH        SHARED   1, 2          409,089
ACME COMMUNICATION INC         COM               004631107      768      146,215  SH        SHARED   1, 2          146,215
ATWOOD OCEANICS INC            COM               050095108      450       10,000  SH        SHARED   1, 2           10,000
AUTOZONE INC                   COM               053332102    1,085       10,500  SH        SHARED   1, 2           10,500
BARNES & NOBLE INC             COM               067774109    1,169       30,800  SH        SHARED   1, 2           30,800
BED BATH & BEYOND INC          COM               075896100    9,482      247,835  SH        SHARED   1, 2          247,835
BLACKBOARD INC                 COM               091935502      829       31,300  SH        SHARED   1, 2           31,300
CARMAX INC                     COM               143130102    1,019       24,440  SH        SHARED   1, 2           24,440
COPART INC                     COM               217204106    1,128       40,000  SH        SHARED   1, 2           40,000
CRAFTMADE INTL INC             COM               22413E104    3,889      227,005  SH        SHARED   1, 2          227,005
DOVER MOTORSPORTS INC          COM               260174107    1,325      244,388  SH        SHARED   1, 2          244,388
EXPEDIA INC DEL                COM               30212P105      483       30,773  SH        SHARED   1, 2           30,773
FIBERSTARS INC                 COM               315662106    1,539      215,000  SH        SHARED   1, 2          215,000
FOOT LOCKER INC                COM               344849104      884       35,000  SH        SHARED   1, 2           35,000
FORRESTER RESH INC             COM               346563109      871       33,093  SH        SHARED   1, 2           33,093
GAMCO INVESTORS INC            COM               361438104      799       21,000  SH        SHARED   1, 2           21,000
HEARST-ARGYLE TELEVISION INC   COM               422317107    2,555      111,340  SH        SHARED   1, 2          111,340
HOME DEPOT INC                 COM               437076102    2,279       62,840  SH        SHARED   1, 2           62,840
IAC INTERACTIVECORP            COM NEW           44919P300      293       10,193  SH        SHARED   1, 2           10,193
LIN TV CORP                    CLA               532774106      729       93,663  SH        SHARED   1, 2           93,663
MITY ENTERPRISES INC           COM               606850105    3,721      204,440  SH        SHARED   1, 2          204,440
NATIONAL DENTEX CORP           COM               63563H109      825       42,000  SH        SHARED   1, 2           42,000
NETFLIX COM INC                COM               64110L106   13,521      593,553  SH        SHARED   1, 2          593,553
NUVEEN INVTS INC               CLA               67090F106    1,870       36,500  SH        SHARED   1, 2           36,500
PETMED EXPRESS INC             COM               716382106      470       45,000  SH        SHARED   1, 2           45,000
PETSMART INC                   COM               716768106   10,723      386,287  SH        SHARED   1, 2          386,287
SM&A                           COM               78465D105    2,517      411,275  SH        SHARED   1, 2          411,275
TARGET CORP                    COM               87612E106    2,853       51,643  SH        SHARED   1, 2           51,643
TEMPUR PEDIC INTL INC          COM               88023U101    3,698      215,380  SH        SHARED   1, 2          215,380
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    1,193       35,000  SH        SHARED   1, 2           35,000
TRIBUNE CO NEW                 COM               896047107    1,034       31,600  SH        SHARED   1, 2           31,600
VARSITY GROUP INC              COM               922281100    1,619      423,695  SH        SHARED   1, 2          423,695
EXPEDIA INC DEL                *W EXP 02/04/200  30212P121      138       24,212  SH        SHARED   1, 2           24,212
EXPEDIA INC DEL                *W EXP 02/04/200  30212P113       27       10,747  SH        SHARED   1, 2           10,747
YANKEE CANDLE INC              COM               984757104    2,501       85,446  SH        SHARED   1, 2           85,446

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